Investment Strategy	Mar. 26, 2025
Tuttle Capital TSLA Put Write ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income primarily by selling (writing) put options on shares of Tesla, Inc. (NASDAQ: TSLA) (the “Underlying Security”) and collecting the premiums paid by the purchasers of the put options. Specifically, the Fund seeks to maximize current income by selling cash-covered out-of-the-money or at-the-money put options on the Underlying Security (“Puts”), meaning that the “strike” price of a Put will be below or at the current price of the Underlying Security. If the price of the Underlying Security stays above the strike price of a particular Put by the time the Put expires, the Fund will realize gains by collecting the premiums paid by the Put purchaser. Should the price of the underlying Security fall below the strike price of a specific Put, the Fund will incur losses. Accordingly, the Fund is intended for investors who believe the price of the Underlying Security will stay flat or rise.

The Fund will sell Puts that utilize the Underlying Security as the reference asset. The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®"). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. As the seller of the Puts, the Fund receives cash (also called a premium) from the purchaser for each Put sold. Each Put contract sold by the Fund will commit the Fund to buying 100 shares of the Underlying Stock at the strike price if the Put owner exercises its option. If a Put sold by the Fund is exercised prior to expiration (“assigned” or “put” to the Fund), the Fund will purchase 100 shares of the Underlying Security at the time of exercise at the strike price and will hold the Underlying Security shares until they are liquidated. The Fund intends to write Puts that are American style options, meaning that the Put is exercisable at the strike price at any time prior to the option expiration date. However, the Fund may close out in-the-money put options before expiration to avoid having to purchase shares of the Underlying Security.

The Adviser has discretion to write Puts with either a weekly or monthly expiration date and at various strike prices that the Adviser believes will maximize income while minimizing the potential for loss. Puts with weekly expirations will expire on Friday of each week. Puts with monthly expirations will expire on the third Friday of every month. The strike price at which the Fund sells the Puts will depend on prevailing market conditions and the sold Puts positions will be reestablished weekly or more frequently. The Fund generally closes out the Puts prior to their expiration dates, and newly selected Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. The Fund will enter into new Puts when the existing Puts have expired, closed, or rolled early.

The Fund will invest its premium proceeds in short-term U.S. Treasury securities and money market instruments as collateral for the options and to generate income. The market value of the cash, money market instruments and U.S. Treasury securities held by the Fund is expected to comprise a substantial portion of the Fund’s net assets.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security. For purposes of the 80% test, written Puts will be valued at their notional value. This Policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.

The Fund’s portfolio will primarily consist of the Put contracts, U.S. Treasuries and cash. In the event a Put purchaser exercises a Put and the Fund is forced to buy the Underlying Security from the purchaser and take delivery of the Underlying Security, the Adviser has discretion to hold the Underlying Security until the Adviser believes it is advantageous to sell the Underlying Security, it may write covered call options on the Underlying Security, or immediately sell the Underlying Security for liquidity purposes.

The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the Puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security.

Tesla, Inc. operates as a multinational automotive and clean energy company. Founded in 2003, Tesla designs, develops, manufactures, and markets high-performance, technologically advanced electric cars and solar energy generation and energy storage products. Tesla sells more than five fully electric cars, among others, the Model X and Y SUVs, as well as the Model S sedan and Model 3 sedan. It has a growing global network of Tesla Superchargers, which are industrial grade, high-speed vehicle chargers, typically placed along well-traveled routes to allow Tesla-owners quick and reliable charging. Tesla offers certain advanced driver assist systems under its Autopilot and Full Self-Driving options. The US customers generate about half of Tesla's sales. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, TSLA is assigned to the motor vehicles and passenger car bodies industry.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

The Fund intends to make monthly distribution payments to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security.
Tuttle Capital NVDA Put Write ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income primarily by selling (writing) put options on shares of NVIDIA Corp. (NASDAQ: NVDA) (the “Underlying Security”) and collecting the premiums paid by the purchasers of the put options. Specifically, the Fund seeks to maximize current income by selling cash-covered out-of-the-money or at-the-money put options on the Underlying Security (“Puts”), meaning that the “strike” price of a Put will be below or at the current price of the Underlying Security. If the price of the Underlying Security stays above the strike price of a particular Put by the time the Put expires, the Fund will realize gains by collecting the premiums paid by the Put purchaser. Should the price of the underlying Security fall below the strike price of a specific Put, the Fund will incur losses. Accordingly, the Fund is intended for investors who believe the price of the Underlying Security will stay flat or rise.

The Fund will sell Puts that utilize the Underlying Security as the reference asset. The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®"). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. As the seller of the Puts, the Fund receives cash (also called a premium) from the purchaser for each Put sold. Each Put contract sold by the Fund will commit the Fund to buying 100 shares of the Underlying Security at the strike price if the Put owner exercises its option. If a Put sold by the Fund is exercised prior to expiration (“assigned” or “put” to the Fund), the Fund will purchase 100 shares of the Underlying Security at the time of exercise at the strike price and will hold the Underlying Security shares until they are liquidated. The Fund intends to write Puts that are American style options, meaning that the Put is exercisable at the strike price at any time prior to the option expiration date. However, the Fund may close out in-the-money put options before expiration to avoid having to purchase shares of the Underlying Security.

The Adviser has discretion to write Puts with either a weekly or monthly expiration date and at various strike prices that the Adviser believes will maximize income while minimizing the potential for loss. Puts with weekly expirations will expire on Friday of each week. Puts with monthly expirations will expire on the third Friday of every month. The strike price at which the Fund sells the Puts will depend on prevailing market conditions and the sold Puts positions will be reestablished weekly or more frequently. The Fund generally closes out the Puts prior to their expiration dates, and newly selected Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. The Fund will enter into new Puts when the existing Puts have expired, closed, or rolled early.

The Fund will invest its premium proceeds in short-term U.S. Treasury securities and money market instruments as collateral for the options and to generate income. The market value of the cash, money market instruments and U.S. Treasury securities held by the Fund is expected to comprise a substantial portion of the Fund’s net assets.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security. For purposes of the 80% test, written Puts will be valued at their notional value. This Policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.

The Fund’s portfolio will primarily consist of the Put contracts, U.S. Treasuries and cash. In the event a Put purchaser exercises a Put and the Fund is forced to buy the Underlying Security from the purchaser and take delivery of the Underlying Security, the Adviser has discretion to hold the Underlying Security until the Adviser believes it is advantageous to sell the Underlying Security, it may write covered call options on the Underlying Security, or immediately sell the Underlying Security for liquidity purposes.

The Fund’s investment strategy is not intended to track the performance of the Underlying Stock and the Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the Puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

NVIDIA Corp. designs, develops, and markets three-dimensional (3D) graphics processors and related software. NVIDIA offers products that provide interactive 3D graphics to the mainstream personal computer market. NVIDIA pioneered accelerated computing to help solve the most challenging computational problems. The company's graphics processing units (GPUs) were initially used to simulate human imagination, enabling the virtual worlds of video games and films. NVIDIA has leveraged its GPU architecture to create platforms for scientific computing, artificial intelligence, data science, autonomous vehicles, robotics, metaverse, and 3D internet applications. NVIDIA's GPU brands are GeForce for games, Quadro/NVIDIA RTX GPUs for enterprise workstation graphics, and virtual GPU, for cloud-based visual and virtual computing. The company generates about 30% of the total revenue from the US. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, NVDA is assigned to the semiconductors and related devices industry.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corp. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corp. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corp. could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

The Fund intends to make monthly distribution payments to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security.
Tuttle Capital MSTR Put Write ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income primarily by selling (writing) put options on shares of MicroStrategy Inc. (NASDAQ: MSTR) (the “Underlying Security”) and collecting the premiums paid by the purchasers of the put options. Specifically, the Fund seeks to maximize current income by selling cash-covered out-of-the-money or at-the-money put options on the Underlying Security (“Puts”), meaning that the “strike” price of a Put will be below or at the current price of the Underlying Security. If the price of the Underlying Security stays above the strike price of a particular Put by the time the Put expires, the Fund will realize gains by collecting the premiums paid by the Put purchaser. Should the price of the underlying Security fall below the strike price of a specific Put, the Fund will incur losses. Accordingly, the Fund is intended for investors who believe the price of the Underlying Security will stay flat or rise.

The Fund will sell Puts that utilize the Underlying Stock as the reference asset. The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®"). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. As the seller of the Puts, the Fund receives cash (also called a premium) from the purchaser for each Put sold. Each Put contract sold by the Fund will commit the Fund to buying 100 shares of the Underlying Security at the strike price if the Put owner exercises its option. If a Put sold by the Fund is exercised prior to expiration (“assigned” or “put” to the Fund), the Fund will purchase 100 shares of the Underlying Security at the time of exercise at the strike price and will hold the Underlying Security shares until they are liquidated. The Fund intends to write Puts that are American style options, meaning that the Put is exercisable at the strike price at any time prior to the option expiration date. However, the Fund may close out in-the-money put options before expiration to avoid having to purchase shares of the Underlying Security.

The Adviser has discretion to write Puts with either a weekly or monthly expiration date and at various strike prices that the Adviser believes will maximize income while minimizing the potential for loss. Puts with weekly expirations will expire on Friday of each week. Puts with monthly expirations will expire on the third Friday of every month. The strike price at which the Fund sells the Puts will depend on prevailing market conditions and the sold Puts positions will be reestablished weekly or more frequently. The Fund generally closes out the Puts prior to their expiration dates, and newly selected Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. The Fund will enter into new Puts when the existing Puts have expired, closed, or rolled early.

The Fund will invest its premium proceeds in short-term U.S. Treasury securities and money market instruments as collateral for the options and to generate income. The market value of the cash, money market instruments and U.S. Treasury securities held by the Fund is expected to comprise a substantial portion of the Fund’s net assets.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security. For purposes of the 80% test, written Puts will be valued at their notional value. This Policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

The Fund’s portfolio will primarily consist of the Put contracts, U.S. Treasuries and cash. In the event a Put purchaser exercises a Put and the Fund is forced to buy the Underlying Security from the purchaser and take delivery of the Underlying Security, the Adviser has discretion to hold the Underlying Security until the Adviser believes it is advantageous to sell the Underlying Security, it may write covered call options on the Underlying Security, or immediately sell the Underlying Security for liquidity purposes.

The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the Puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security.

MicroStrategy is the world's first and largest bitcoin treasury company. MicroStrategy is a publicly traded company that has adopted bitcoin as its primary treasury reserve asset. By using proceeds from equity and debt financings, as well as cash flows from its operations, MicroStrategy strategically accumulates bitcoin and advocates for its role as digital capital. MicroStrategy’s treasury strategy is designed to provide investors varying degrees of economic exposure to bitcoin by offering a range of securities, including equity and fixed income instruments. As of September 30, 2024, MicroStrategy held 252,220 bitcoins, representing approximately 82% of MicroStrategy’s total assets. In addition, MicroStrategy provides industry-leading AI-powered enterprise analytics software. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, MSTR is assigned to the information technology sector and the software industry.

The Fund has derived all disclosures contained in this document regarding MicroStrategy Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MicroStrategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MicroStrategy Inc. could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of bitcoin is determined by the supply of and demand for bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

The Fund intends to make monthly distribution payments to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in written Puts on the Underlying Security.
Tuttle Capital COIN Put Write ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income primarily by selling (writing) put options on shares of Coinbase Global, Inc. (NASDAQ: COIN) (the “Underlying Security”) and collecting the premiums paid by the purchasers of the put options. Specifically, the Fund seeks to maximize current income by selling cash-covered out-of-the-money or at-the-money put options on the Underlying Security (“Puts”), meaning that the “strike” price of a Put will be below or at the current price of the Underlying Security. If the price of the Underlying Security stays above the strike price of a particular Put by the time the Put expires, the Fund will realize gains by collecting the premiums paid by the Put purchaser. Should the price of the underlying Security fall below the strike price of a specific Put, the Fund will incur losses. Accordingly, the Fund is intended for investors who believe the price of the Underlying Security will stay flat or rise.

The Fund will sell Puts that utilize the Underlying Security as the reference asset. The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®"). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. As the seller of the Puts, the Fund receives cash (also called a premium) from the purchaser for each Put sold. Each Put contract sold by the Fund will commit the Fund to buying 100 shares of the Underlying Security at the strike price if the Put owner exercises its option. If a Put sold by the Fund is exercised prior to expiration (“assigned” or “put” to the Fund), the Fund will purchase 100 shares of the Underlying Security at the time of exercise at the strike price and will hold the Underlying Security shares until they are liquidated. The Fund intends to write Puts that are American style options, meaning that the Put is exercisable at the strike price at any time prior to the option expiration date. However, the Fund may close out in-the-money put options before expiration to avoid having to purchase shares of the Underlying Security.

The Adviser has discretion to write Puts with either a weekly or monthly expiration date and at various strike prices that the Adviser believes will maximize income while minimizing the potential for loss. Puts with weekly expirations will expire on Friday of each week. Puts with monthly expirations will expire on the third Friday of every month. The strike price at which the Fund sells the Puts will depend on prevailing market conditions and the sold Puts positions will be reestablished weekly or more frequently. The Fund generally closes out the Puts prior to their expiration dates, and newly selected Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. The Fund will enter into new Puts when the existing Puts have expired, closed, or rolled early.

The Fund will invest its premium proceeds in short-term U.S. Treasury securities and money market instruments as collateral for the options and to generate income. The market value of the cash, money market instruments and U.S. Treasury securities held by the Fund is expected to comprise a substantial portion of the Fund’s net assets.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Security and financial instruments, such as Puts and other options, that provide exposure to the Underlying Security. For purposes of the 80% test, written Puts will be valued at their notional value. This Policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, COIN is assigned to the assigned to the financial sector and the capital markets industry.

The Fund’s portfolio will primarily consist of the Put contracts, U.S. Treasuries and cash. In the event a Put purchaser exercises a Put and the Fund is forced to buy the Underlying Security from the purchaser and take delivery of the Underlying Security, the Adviser has discretion to hold the Underlying Security until the Adviser believes it is advantageous to sell the Underlying Security, it may write covered call options on the Underlying Security, or immediately sell the Underlying Security for liquidity purposes.

The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the Puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security.

Coinbase Global, Inc. operates as a secure hosted cryptocurrency exchange platform. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, COIN is assigned to the financial sector and the capital markets industry.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund.

The Fund intends to make monthly distribution payments to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Security and financial instruments, such as Puts and other options, that provide exposure to the Underlying Security.
Tuttle Capital QQQ Put Write ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income primarily by selling (writing) put options on shares of INVESCO QQQ Trust, Series 1 (NASDAQ: QQQ) (the “Underlying Security”) and collecting the premiums paid by the purchasers of the put options. Specifically, the Fund seeks to maximize current income by selling cash-covered out-of-the-money or at-the-money put options on the Underlying Security (“Puts”), meaning that the “strike” price of a Put will be below or at the current price of the Underlying Security. If the price of the Underlying Security stays above the strike price of a particular Put by the time the Put expires, the Fund will realize gains by collecting the premiums paid by the Put purchaser. Should the price of the underlying Security fall below the strike price of a specific Put, the Fund will incur losses. Accordingly, the Fund is intended for investors who believe the price of the Underlying Security will stay flat or rise.

The Fund will sell Puts that utilize the Underlying Security as the reference asset. The Fund will utilize exchange-traded options and non-standardized FLexible EXchange® Options (also referred to as “FLEX Options®"). Exchange-traded options are standardized with set contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are non-standardized options, meaning that a user, such as the Fund, can specify the key contract terms that are normally standardized for exchange-traded options. As the seller of the Puts, the Fund receives cash (also called a premium) from the purchaser for each Put sold. Each Put contract sold by the Fund will commit the Fund to buying 100 shares of the Underlying Security at the strike price if the Put owner exercises its option. If a Put sold by the Fund is exercised prior to expiration (“assigned” or “put” to the Fund), the Fund will purchase 100 shares of the Underlying Security at the time of exercise at the strike price and will hold the Underlying Security shares until they are liquidated. The Fund intends to write Puts that are American style options, meaning that the Put is exercisable at the strike price at any time prior to the option expiration date. However, the Fund may close out in-the-money put options before expiration to avoid having to purchase shares of the Underlying Security.

The Adviser has discretion to write Puts with a daily, weekly or monthly expiration date and at various strike prices that the Adviser believes will maximize income while minimizing the potential for loss. Puts with weekly expirations will expire on Friday of each week. Puts with monthly expirations will expire on the third Friday of every month. The strike price at which the Fund sells the Puts will depend on prevailing market conditions and the sold Puts positions will be reestablished weekly or more frequently. The Fund generally closes out the Puts prior to their expiration dates, and newly selected Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. The Fund will enter into new Puts when the existing Puts have expired, closed, or rolled early.

The Fund will invest its premium proceeds in short-term U.S. Treasury securities and money market instruments as collateral for the options and to generate income. The market value of the cash, money market instruments and U.S. Treasury securities held by the Fund is expected to comprise a substantial portion of the Fund’s net assets.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Security and financial instruments, such as Puts and other options, that provide exposure to the Underlying Security. For purposes of the 80% test, written Puts will be valued at their notional value. This Policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

QQQ is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the “Index”). The Index is composed of securities issued by 100 of the largest non-financial companies listed on the Nasdaq Global Select Market® or Nasdaq Global Market® by market capitalization.

The Fund’s portfolio will primarily consist of the Put contracts, U.S. Treasuries and cash. In the event a Put purchaser exercises a Put and the Fund is forced to buy the Underlying Security from the purchaser and take delivery of the Underlying Security, the Adviser has discretion to hold the Underlying Security until the Adviser believes it is advantageous to sell the Underlying Security, it may write covered call options on the Underlying Security, or immediately sell the Underlying Security for liquidity purposes.

The Fund’s investment strategy is not intended to track the performance of the Underlying Security and the Fund’s performance will differ from that of the Underlying Security. The performance differences will depend on, among other things, the Underlying Security’s value, changes in the value of the Puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Security.

The Fund intends to make monthly distribution payments to shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Security and financial instruments, such as Puts and other options, that provide exposure to the Underlying Security.